Post Employment Benefit Obligations - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Post-employment benefits to variations	100.00%
Discount rate assumes a decrease	$ 5,240,189	$ 3,764,660
Discount rate assumes a increase	$ 6,012,598	$ 3,992,164
Weighted average term	12 years 2 months 4 days
Term of commitments	10 years
Less Than One Year [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 6,799,514
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Requisite vesting service period (in years)	5 years
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Requisite vesting service period (in years)	15 years